Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 366,313	$ 379,627	$ 367,738
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	31,153	18,822	(23,970)
Amortization and accretion	5,915	5,433	(8,672)
Loss on sales of bank premises, OREO, leases and equipment	345	457	460
Write-downs on bank premises, OREO, leases and equipment	945	2,007	5,100
Depreciation	17,191	18,237	16,583
Loss (gain) on securities	7,646	(776)	(2,676)
Loans originated for sale	(860,901)	(1,903,981)	(6,190,675)
Proceeds from sales of loans	887,398	2,238,093	6,566,304
Gain on sales of loans	(25,879)	(41,274)	(161,108)
Mortgage repurchase loan losses paid, net of recoveries	(304)	(69)	(59)
Stock-based compensation	12,463	9,881	8,018
Excess tax benefits from stock-based compensation arrangements	128	1,040	303
Deferred income tax (benefit) expense	(2,921)	6,887	3,015
Amortization of tax credit investments	15,238	13,567	12,718
Originations of mortgage servicing rights	(715)	(1,417)	(10,584)
Impairment of mortgage servicing rights	0	0	629
Recoveries of impairment on mortgage servicing rights	0	(883)	(1,129)
Gain on sale of mortgage servicing rights	(8,306)	0	0
Increase in cash surrender value of bank-owned life insurance policies	(9,267)	(14,064)	(6,836)
Accretion (amortization) of net periodic pension costs	159	(1,640)	2,073
Changes in:
Interest receivable	(16,530)	(30,370)	2,562
Other assets	(3,618)	57,380	42,704
Accrued expenses and other liabilities	18,784	3,865	(12,959)
NET CASH PROVIDED BY OPERATING ACTIVITIES	435,237	760,822	609,539
INVESTING ACTIVITIES
Proceeds from maturities and calls of held to maturity securities	0	0	215
Proceeds from sales of securities available for sale	181,824	410	52,820
Proceeds from maturities and calls of securities available for sale	770,389	575,338	679,082
Purchases of securities available for sale	(107,866)	(1,572,482)	(1,522,076)
Proceeds from sales of equity securities	344	6,782	1,250
Purchases of equity securities	(1,647)	(2,596)	(2,266)
Proceeds from sales and redemptions of other investment securities	155,299	4,829	11,790
Purchases of other investment securities	(178,476)	(99,435)	(34,755)
Purchases of bank-owned life insurance policies	0	0	(85,000)
Redemption of bank-owned life insurance policies	2,556	11,947	1,114
Purchases of bank premises and equipment	(11,687)	(16,862)	(15,380)
Proceeds from sales of bank premises and equipment	2,542	902	1,618
Proceeds from sales of mortgage servicing rights	23,450	0	0
Acquisition of subsidiaries, net of cash paid	0	0	39,420
Proceeds from sales of OREO properties	3,240	10,571	5,675
Net change in loans and leases	(800,974)	(2,367,060)	882,147
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	38,994	(3,447,656)	15,654
FINANCING ACTIVITIES
Cash dividends paid	(194,727)	(193,041)	(181,277)
Acquisition of treasury stock	(1,382)	(79,460)	(11,211)
Proceeds from exercise of stock options	1,750	10,295	5,206
Repayment of long-term Federal Home Loan Bank borrowings	(1,900,000)	(520,000)	(597,791)
Proceeds from issuance of long-term Federal Home Loan Bank borrowings	1,500,000	1,900,000	500,000
Redemption of subordinated debt	(10,250)	0	0
Changes in:
Time deposits	1,318,577	(623,254)	(275,900)
Other deposits	(801,305)	(421,078)	1,525,093
Federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings	35,397	31,854	(40,211)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(51,940)	105,316	923,909
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	422,291	(2,581,518)	1,549,102
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,176,652	3,758,170	2,209,068
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,598,943	1,176,652	3,758,170
Supplemental information
Cash paid for interest on deposits and borrowed funds	468,123	98,161	54,591
Cash paid for income taxes	106,083	93,680	101,227
Cash paid for amounts in the measurement of lease liabilities	21,581	21,240	22,153
Noncash investing activities:
Transfers of loans held for sale to loans	0	154,699	0
Transfers of loans to OREO	4,941	1,546	2,769
Right-of-use assets obtained in the exchange for lease liabilities	33,403	9,184	22,179
Subsidiaries [Member]
Acquisition of subsidiaries and purchase price adjustments:
Assets acquired, net of cash	0	(345)	1,763,843
Liabilities assumed	0	2,050	1,619,438
Goodwill	$ 0	$ 2,395	$ 76,454